Shareholder Report, Holdings (Details)	Jan. 31, 2026
Rockefeller Opportunistic Municipal Bond ETF [Member] | Worthington City School District, GO, Call 12/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Texas Transportation Finance Corp., Call 10/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller Opportunistic Municipal Bond ETF [Member] | County of Miami-Dade FL Water & Sewer System Revenue, Call 10/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Travis County Healthcare District, GO, Call 03/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller Opportunistic Municipal Bond ETF [Member] | New York City Transitional Finance Authority Future Tax Secured Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | New York City Housing Development Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Opportunistic Municipal Bond ETF [Member] | New York City Municipal Water Finance Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Colorado Health Facilities Authority, Call 06/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Ontario County Local Development Corp., Call 12/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Charlotte-Mecklenburg Hospital Authority, Call 01/14/26, Put 01/14/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Rockefeller New York Municipal Bond ETF [Member] | Ontario County Local Development Corp., Call 12/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller New York Municipal Bond ETF [Member] | New York City Municipal Water Finance Authority, Call 12/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller New York Municipal Bond ETF [Member] | Suffolk Regional Off-Track Betting Corp., Call 06/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller New York Municipal Bond ETF [Member] | Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller New York Municipal Bond ETF [Member] | City of New York, NY, GO, Call 03/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Rockefeller New York Municipal Bond ETF [Member] | Onondaga Civic Development Corp., Call 06/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rockefeller New York Municipal Bond ETF [Member] | New York State Dormitory Authority, Call 09/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller New York Municipal Bond ETF [Member] | New York Energy Finance Development Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller New York Municipal Bond ETF [Member] | New York State Dormitory Authority, Call 07/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | FirstCash Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | HA Sustainable Infrastructure Capital, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | RadNet, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rockefeller U.S. Small-Mid Cap ETF [Member] | PJT Partners, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Western Alliance Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller U.S. Small-Mid Cap ETF [Member] | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Merit Medical Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller California Municipal Bond ETF [Member] | State of California [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller California Municipal Bond ETF [Member] | California Municipal Finance Authority, Call 07/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller California Municipal Bond ETF [Member] | Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller California Municipal Bond ETF [Member] | Lammersville Joint Unified School District, ST, Call 09/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller California Municipal Bond ETF [Member] | California Housing Finance Agency, FHA 542(C), Call 08/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller California Municipal Bond ETF [Member] | Downey Unified School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Rockefeller California Municipal Bond ETF [Member] | California School Facilities Financing Authority, AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller California Municipal Bond ETF [Member] | City of Los Angeles Department of Airports, Call 05/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller California Municipal Bond ETF [Member] | California Public Finance Authority, Call 03/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller California Municipal Bond ETF [Member] | California Community Choice Financing Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller Global Equity ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Rockefeller Global Equity ETF [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Rockefeller Global Equity ETF [Member] | Samsung Electronics Co. Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Rockefeller Global Equity ETF [Member] | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Rockefeller Global Equity ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rockefeller Global Equity ETF [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller Global Equity ETF [Member] | Shell PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Global Equity ETF [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller Global Equity ETF [Member] | GE Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rockefeller Global Equity ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rockefeller Global Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Rockefeller Global Equity ETF [Member] | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Rockefeller Global Equity ETF [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Rockefeller Global Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Rockefeller Global Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Rockefeller Global Equity ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Rockefeller Global Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Rockefeller Global Equity ETF [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Rockefeller Global Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Rockefeller Global Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Rockefeller Global Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%